Long-term Bank Loans - Additional Information (Detail) $ in Millions	60 Months Ended
Dec. 31, 2024 TWD ($)
Maximum [Member]
Disclosure of detailed information about borrowings [Line Items]
Maturity of loan	ten years
Minimum [Member]
Disclosure of detailed information about borrowings [Line Items]
Maturity of loan	seven years
Government granted bank loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Principal amount of loan	$ 25,440